Other revenues (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other revenues
Other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2016	2015	2014
Termination payments revenue	$198.8	$74.7	$—
Related party other revenues	12.3	13.4	—
Total	$211.1	$88.1	$—